NATURE OF OPERATIONS AND LIQUIDITY RISK (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of nature of operations [Abstract]
Disclosure of subsidiaries [Table Text Block]
		Place of incorporation and operation	Proportion of ownership interest
	Principal activity		August 31, 2025	August 31, 2024

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited	Development	South Africa	49.90%	49.90%
Waterberg JV Resources (Pty) Ltd.	Development	South Africa	37.32%	37.19%
Lion Battery Technologies Inc.	Research	Canada	51.98%	52.08%